Currency Conversion - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
US dollar to Pound sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.2938	1.3763	1.3351
Closing exchange rate	1.2695	1.3194	1.2746
Euro to Pound sterling [member]
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.1453	1.1366	1.1303
Closing exchange rate	1.1175	1.1299	1.1130